Estimated Intangible Asset Amortization Expense (Detail) (USD $)	Dec. 31, 2014	Jan. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 447,000	$ 16,800
2016	445,000	16,800
2017	87,000	16,542
2018	$ 63,000	$ 9,918